Income Taxes - Schedule of Provision for Income Taxes (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current, Federal
Current, State
Total current
Deferred, Federal					(940,510)	(116,783)
Deferred, State					(292,047)	(50,004)
Total deferred tax benefit					(1,232,557)	(1,466,787)
Valuation allowance					329,756	166,787
Net deferred tax benefit			$ (442,152)	$ (771,332)	(902,801)
Total tax provision (benefit)	$ (141,251)	$ (212,015)	$ (442,152)	$ (771,332)	$ (902,801)